Expense Example - ERShares Private-Public Crossover ETF - ERShares Private-Public Crossover ETF	Mar. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 186
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	$ 2,141